Operating expenses - Disclosure of Depreciation, Amortization and Provision Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	€ (4)	€ (1)	€ (3)
Amortization expense of tangible assets	(1,618)	(1,517)	(1,497)
Reversal of provision for disputes and charges	212		0
Provision for disputes and charges	(206)	(163)	(230)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,616)	(1,682)	(1,730)
Provision for retirement benefit obligations (IAS 19)		(65)	(75)
Total Provision for retirement benefit obligations (IAS 19)	(65)	(65)	(75)
Total depreciation, amortization and provision expenses	(1,681)	(1,747)	(1,805)
R&D
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(3)	(1)	(2)
Amortization expense of tangible assets	(1,300)	(1,247)	(1,164)
Reversal of provision for disputes and charges	160		0
Provision for disputes and charges	(6)	(47)	(187)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(1,148)	(1,295)	(1,353)
Provision for retirement benefit obligations (IAS 19)		(42)	(48)
Total Provision for retirement benefit obligations (IAS 19)	(45)	(42)	(48)
Total depreciation, amortization and provision expenses	(1,193)	(1,337)	(1,401)
SG&A
Disclosure Of Operating Expenses [Line Items]
Amortization expense of intangible assets	(1)	0	(1)
Amortization expense of tangible assets	(318)	(270)	(334)
Reversal of provision for disputes and charges	52		0
Provision for disputes and charges	(200)	(116)	(43)
Reversal of provision for disputes			0
Total depreciation, amortization and provision expenses (except IAS 19)	(467)	(387)	(378)
Provision for retirement benefit obligations (IAS 19)		(24)	(26)
Total Provision for retirement benefit obligations (IAS 19)	(20)	(24)	(26)
Total depreciation, amortization and provision expenses	€ (487)	€ (411)	€ (404)